LEASES (Tables)	3 Months Ended
Mar. 31, 2026
Lease [Abstract]
Summary of Carrying Amounts of The Right-of-use Assets and Movements
The carrying amounts of the Company’s right-of-use assets and the movements for the three months ended March 31, 2026 are as follows:

(Dollars in millions)	2026
Right-of-use assets at January 1, 2026	$285.2
Additions	62.8
Exchange realignment	(3.7)
Depreciation of right-of-use assets	(13.2)
Right-of-use assets at March 31, 2026	$331.1

Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term	The balance of the Company’s lease liabilities and the movements for the three months ended March 31, 2026 are as follows:

(Dollars in millions)	2026
Carrying amount at January 1, 2026	$94.6
Additions	30.7
Accretion of interest recognized during the period	0.9
Payments	(2.3)
Exchange realignment	(0.6)
Carrying amount at March 31, 2026	$123.3
Analyzed into:
Current portion	$11.2
Non-current portion	112.1
Carrying amount at March 31, 2026	$123.3